SEGMENTED INFORMATION (Schedule of segmented operational activity) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 32,982,976	$ 33,466,063
Gross Profit	18,809,985	18,047,346
Operating expenses:
Selling, general and administrative	(9,055,174)	(8,807,399)
Operating lease cost	(1,403,743)	(1,249,422)
Depreciation and amortization	(1,818,325)	(2,270,526)
Share-based compensation	366,469	494,435
Interest, accretion, and other	1,077,068	3,931,570
Net income (loss) before taxes	17,132,041	$ (1,633,439)
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Revenue	1,128,403
Gross Profit	(473,854)
Operating expenses:
Selling, general and administrative	(429,969)
Operating lease cost	(1,233)
Depreciation and amortization	(207,319)
Share-based compensation	0
Impairment of inventory	(1,093,308)
Impairment of intangible asset	(363,510)
Interest, accretion, and other	284,125
Net income (loss) before taxes	(2,285,068)
Nevada [Member]
Segment Reporting Information [Line Items]
Revenue	32,982,976
Gross Profit	18,809,985
Operating expenses:
Selling, general and administrative	(3,880,871)
Operating lease cost	(591,376)
Depreciation and amortization	(1,276,640)
Share-based compensation	0
Impairment of inventory	0
Impairment of intangible asset	0
Interest, accretion, and other	22,171
Net income (loss) before taxes	13,083,269
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue	0
Gross Profit	0
Operating expenses:
Selling, general and administrative	(2,936,012)
Operating lease cost	0
Depreciation and amortization	(3,806)
Share-based compensation	(366,469)
Impairment of inventory	0
Impairment of intangible asset	0
Interest, accretion, and other	7,355,059
Net income (loss) before taxes	4,048,772
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenue	34,111,379
Gross Profit	18,336,131
Operating expenses:
Selling, general and administrative	(7,246,852)
Operating lease cost	(592,609)
Depreciation and amortization	(1,487,765)
Share-based compensation	(366,469)
Impairment of inventory	(1,093,308)
Impairment of intangible asset	(363,510)
Interest, accretion, and other	7,661,355
Net income (loss) before taxes	$ 14,846,973